Revenue (Tables)	12 Months Ended
Mar. 31, 2023
Receivables from contracts with customers [abstract]
Summary of Receivables from contracts with customers, contract assets and contract liabilities
Receivables from contracts with customers, contract assets and contract liabilities are comprised of the following:

	Yen in millions
	April 1	March 31
	2021	2022
Receivables from contracts with customers *1	1,177,027	1,382,377
Contract assets *2	12,204	16,785
Contract liabilities *3	294,911	366,227

	Yen in millions
	April 1	March 31
	2022	2023
Receivables from contracts with customers *1	1,382,377	1,679,106
Contract assets *2	16,785	19,355
Contract liabilities *3	366,227	508,454

*1
Receivables from contracts with customers are included in the consolidated statements of financial position as “Trade and other receivables, and contract assets” and “Other financial assets,”
non-current.

*2	Contract assets are included in the consolidated statements of financial position as “Trade and other receivables, and contract assets” and “Other non-current assets.”

*3	Contract liabilities are included in the consolidated statements of financial position as “Other current liabilities” and “Other non-current liabilities.”

Summary of the amount of cumulative revenue

	Yen in millions
	March 31
	2022	2023
Pictures — Motion Pictures and Television Productions *1	705,974	796,690
Pictures — Media Networks	17,568	8,120
Music *2	127,530	140,842
Others	57,948	68,708

*1	For Motion Pictures and Television Productions in the Pictures segment, Sony has included all contracts regardless of duration.

*2	The amount included in the Music segment primarily consists of minimum royalty guarantees or fixed fees in contracts related to license revenue for ongoing access to an evolving library of content.

Summary of Contract Costs	Contract costs are comprised as follows:

	Yen in millions
	March 31
	2022	2023
Incremental costs of obtaining a contract	7,336	6,110